Investment Securities (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months	$ 248,749	$ 104,377
Unrealized Losses, Less than 12 Months	862	1,003
Estimated Fair Value, 12 Months or Longer	21,518	246
Unrealized Losses,12 Months or Longer	420	259
Total, Estimated Fair Value	270,267	104,623
Total, Unrealized Losses	1,282	1,262
Marketable equity securities [Member]
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months	988
Unrealized Losses, Less than 12 Months	12
Estimated Fair Value, 12 Months or Longer
Unrealized Losses,12 Months or Longer
Total, Estimated Fair Value	988
Total, Unrealized Losses	12
States and political subdivisions-tax exempt [Member]
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months		301
Unrealized Losses, Less than 12 Months		1
Estimated Fair Value, 12 Months or Longer
Unrealized Losses,12 Months or Longer
Total, Estimated Fair Value		301
Total, Unrealized Losses		1
Mortgage-backed securities-residential [Member]
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months	247,515	102,057
Unrealized Losses, Less than 12 Months	846	878
Estimated Fair Value, 12 Months or Longer	21,221
Unrealized Losses,12 Months or Longer	212
Total, Estimated Fair Value	268,736	102,057
Total, Unrealized Losses	1,058	878
Corporate bonds [Member]
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months		2,019
Unrealized Losses, Less than 12 Months		124
Estimated Fair Value, 12 Months or Longer
Unrealized Losses,12 Months or Longer
Total, Estimated Fair Value		2,019
Total, Unrealized Losses		124
Trust Preferred Securities [Member]
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months	246
Unrealized Losses, Less than 12 Months	4
Estimated Fair Value, 12 Months or Longer
Unrealized Losses,12 Months or Longer
Total, Estimated Fair Value	246
Total, Unrealized Losses	4
Collateralized debt obligation [Member]
Securities with unrealized losses not recognized in income
Estimated Fair Value, Less than 12 Months
Unrealized Losses, Less than 12 Months
Estimated Fair Value, 12 Months or Longer	297	246
Unrealized Losses,12 Months or Longer	208	259
Total, Estimated Fair Value	297	246
Total, Unrealized Losses	$ 208	$ 259